UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549


                              FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                   MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-7561

Name of Fund:  Merrill Lynch Global Value Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief
       Executive Officer, Merrill Lynch Global Value Fund, Inc.,
       800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments


Merrill Lynch Global Value Fund, Inc.

Schedule of Investments as of March 31, 2005                                                              (in U.S. dollars)

Africa              Industry+            Shares Held    Common Stocks                                              Value
South               Wireless                 300,000    MTN Group Ltd.                                      $     2,120,908
Africa - 0.3%       Telecommunication
                    Services - 0.3%

                                                        Total Common Stocks in Africa - 0.3%                      2,120,908


Europe

Belgium - 0.1%      Diversified Financial     23,700    Fortis                                                      677,020
                    Services - 0.1%

                                                        Total Common Stocks in Belgium                              677,020


Denmark - 0.3%      Commercial Banks - 0.3%   64,200    Danske Bank A/S (c)                                       1,867,581

                                                        Total Common Stocks in Denmark                            1,867,581


Finland - 1.5%      Electronic Equipment &   200,000    Perlos Oyj                                                2,232,793
                    Instruments - 0.3%

                    Machinery - 1.0%          84,000    Kone Oyj-B Shares (c)(d)                                  6,546,943

                    Paper & Forest            50,000    UPM-Kymmene Oyj (c)                                       1,111,198
                    Products - 0.2%
                                                        Total Common Stocks in Finland                            9,890,934


France - 1.5%       Automobiles - 0.3%        25,000    Renault SA                                                2,238,641

                    Chemicals - 0.5%          18,300    Air Liquide                                               3,374,883

                    Construction               4,200    Lafarge SA                                                  407,751
                    Materials - 0.1%

                    Food & Staples            16,400    Carrefour SA                                                872,603
                    Retailing - 0.1%

                    Media - 0.1%               6,400    Publicis Groupe                                             196,964
                                              26,500    Vivendi Universal SA                                        813,832
                                                                                                            ---------------
                                                                                                                  1,010,796

                    Multiline Retail - 0.0%    2,700    Pinault-Printemps-Redoute                                   289,496

                    Personal Products - 0.1%  11,900    L'Oreal SA                                                  955,013

                    Pharmaceuticals - 0.2%    12,600    Sanofi-Aventis                                            1,065,229

                    Textiles, Apparel &       12,200    LVMH Moet Hennessy Louis Vuitton SA                         914,873
                    Luxury Goods - 0.1%

                                                        Total Common Stocks in France                            11,129,285


Germany - 2.6%      Capital Markets - 0.5%   211,800    MLP AG (c)                                                3,085,722

                    Chemicals - 0.2%          13,200    BASF AG                                                     938,225
                                              17,800    Bayer AG                                                    589,216
                                                                                                            ---------------
                                                                                                                  1,527,441

                    Food & Staples           129,300    Metro AG                                                  6,958,714
                    Retailing - 1.1%

                    Insurance - 0.8%         108,900    Hannover Rueckversicherung AG Registered Shares           4,318,126
                                              45,800    Jardine Lloyd Thompson Group Plc                            331,464
                                                                                                            ---------------
                                                                                                                  4,649,590

                                                        Total Common Stocks in Germany                           16,221,467


Greece - 0.3%       Wireless                 120,000    Cosmote Mobile Telecommunications SA                      2,111,666
                    Telecommunication
                    Services - 0.3%

                                                        Total Common Stocks in Greece                             2,111,666


Hungary - 0.1%      Commercial Banks - 0.1%   20,600    OTP Bank Rt                                                 705,943

                                                        Total Common Stocks in Hungary                              705,943


Ireland - 0.4%      Commercial Banks - 0.4%   41,700    Allied Irish Banks Plc                                      875,253
                                              74,800    Anglo Irish Bank Corp. Plc                                1,878,166

                                                        Total Common Stocks in Ireland                            2,753,419


Netherlands - 1.8%  Air Freight &            238,300    TNT NV                                                    6,798,041
                    Logistics - 1.0%

                    Commercial Banks - 0.1%   17,800    ABN AMRO Holding NV                                         442,779

                    Diversified Financial     35,000    ING Groep NV CVA                                          1,059,862
                    Services - 0.2%

                    Food Products - 0.4%      37,400    Unilever NV                                               2,551,856

                    Household                 15,600    Koninklijke Philips Electronics NV                          430,833
                    Durables - 0.1%

                                                        Total Common Stocks in the Netherlands                   11,283,371


Norway - 2.9%       Communications           349,600    Tandberg ASA                                              3,667,965
                    Equipment - 0.6%

                    Construction &            70,000    Aker Kvaerner ASA (d)                                     2,361,269
                    Engineering - 0.4%

                    Diversified              467,400    Telenor ASA                                               4,219,213
                    Telecommunication
                    Services - 0.6%

                    Energy Equipment &        40,000    ProSafe ASA                                               1,260,611
                    Services - 0.2%

                    Oil & Gas - 1.1%          42,000    Norsk Hydro ASA                                           3,478,715
                                             225,000    Statoil ASA                                               3,848,347
                                                                                                            ---------------
                                                                                                                  7,327,062

                                                        Total Common Stocks in Norway                            18,836,120


Russia - 0.5%       Commercial Banks - 0.3%    2,920    Sberbank RF                                               1,719,880

                    Wireless                  36,000    Mobile Telesystems (a)(c)                                 1,266,840
                    Telecommunication
                    Services - 0.2%

                                                        Total Common Stocks in Russia                             2,986,720


Spain - 0.0%        Commercial Banks - 0.0%    5,000    Banco Popular Espanol SA                                    324,262

                                                        Total Common Stocks in Spain                                324,262


Sweden - 0.2%       Machinery - 0.2%          40,000    Munters AB                                                1,079,055

                                                        Total Common Stocks in Sweden                             1,079,055


Switzerland - 1.7%  Food Products - 1.3%      30,300    Nestle SA Registered Shares                               8,319,217

                    Pharmaceuticals - 0.4%    60,900    Novartis AG Registered Shares (c)                         2,851,095

                                                        Total Common Stocks in Switzerland                       11,170,312


Turkey - 0.8%       Commercial               706,331    Akbank T.A.S.                                             3,425,744
                    Banks - 0.5%

                    Wireless                 120,000    Turkcell Iletisim Hizmet AS (a)                           2,049,600
                    Telecommunication
                    Services - 0.3%

                                                        Total Common Stocks in Turkey                             5,475,344


United              Aerospace &               90,000    Cobham Plc                                                2,375,805
Kingdom - 8.9%      Defense - 0.4%

                    Beverages - 0.7%         317,000    Diageo Plc                                                4,468,585

                    Capital Markets - 0.0%    32,900    ICAP Plc                                                    170,652
                                               5,800    Man Group Plc                                               150,587
                                                                                                            ---------------
                                                                                                                    321,239

                    Commercial               341,400    Lloyds TSB Group Plc                                      3,083,638
                    Banks - 0.5%              54,100    London Scottish Bank Plc                                    127,785
                                                                                                            ---------------
                                                                                                                  3,211,423

                    Construction &           380,000    Amec Plc                                                  2,290,584
                    Engineering - 0.4%

                    Food & Staples           186,400    Tesco Plc                                                 1,114,786
                    Retailing - 0.2%

                    Food Products - 0.4%      99,400    Cadbury Schweppes Plc                                       996,423
                                             120,477    Unilever Plc                                              1,190,633
                                                                                                            ---------------
                                                                                                                  2,187,056

                    Hotels, Restaurants &     14,800    Intercontinental Hotels Group Plc                           172,691
                    Leisure - 0.0%

                    Media - 0.1%              18,700    Pearson Plc                                                 227,915
                                              54,800    WPP Group Plc                                               623,892
                                                                                                            ---------------
                                                                                                                    851,807

                    Metals & Mining - 0.9%    34,700    Anglo American Plc                                          822,896
                                             321,000    BHP Billiton Plc                                          4,312,673
                                              17,000    Rio Tinto Plc Registered Shares                             549,631
                                                                                                            ---------------
                                                                                                                  5,685,200

                    Oil & Gas - 0.5%         320,000    BP Plc                                                    3,316,642

                    Pharmaceuticals - 1.5%    39,200    AstraZeneca Plc                                           1,545,156
                                             288,097    GlaxoSmithKline Plc                                       6,603,459
                                             191,200    Shire Pharmaceuticals Plc                                 2,184,018
                                                                                                            ---------------
                                                                                                                 10,332,633

                    Thrifts & Mortgage       850,200    Kensington Group Plc                                      9,558,946
                    Finance - 2.3%           351,300    Northern Rock Plc                                         5,270,728
                                                                                                            ---------------
                                                                                                                 14,829,674

                    Wireless               2,474,800    Vodafone Group Plc                                        6,570,348
                    Telecommunication
                    Services - 1.0%

                                                        Total Common Stocks in the United Kingdom                57,728,473

                                                        Total Common Stocks in Europe - 23.6%                   154,240,972


Latin America

Brazil - 0.3%       Diversified              110,000    Tele Norte Leste Participacoes SA                         2,093,662
                    Telecommunication
                    Services - 0.3%

                    Metals & Mining - 0.0%     6,700    Cia Vale do Rio Doce                                        211,787

                                                        Total Common Stocks in Brazil                             2,305,449

                                                        Total Common Stocks in Latin America - 0.3%               2,305,449


North America

Canada - 3.5%       IT Services - 0.3%       350,000    CGI Group, Inc. (d)                                       2,213,084

                    Metals & Mining - 0.0%     4,300    Inco Ltd. (d)                                               171,140

                    Oil & Gas - 3.2%          91,400    Canadian Natural Resources Ltd.                           5,164,363
                                              77,000    Canadian Oil Sands Trust                                  5,234,740
                                              80,000    EnCana Corp.                                              5,648,965
                                              80,300    Petro-Canada                                              4,662,623
                                                                                                            ---------------
                                                                                                                 20,710,691

                                                        Total Common Stocks in Canada                            23,094,915


United              Aerospace &               40,000    General Dynamics Corp.                                    4,282,000
States - 50.5%      Defense - 0.7%

                    Air Freight &              7,400    FedEx Corp.                                                 695,230
                    Logistics - 0.5%          39,900    United Parcel Service, Inc. Class B                       2,902,326
                                                                                                            ---------------
                                                                                                                  3,597,556

                    Beverages - 0.7%          20,000    Anheuser-Busch Cos., Inc.                                   947,800
                                              50,300    The Coca-Cola Co.                                         2,096,001
                                              39,300    PepsiCo, Inc.                                             2,084,079
                                                                                                            ---------------
                                                                                                                  5,127,880

                    Biotechnology - 0.6%      31,900    Amgen, Inc. (d)                                           1,856,899
                                              30,200    Genentech, Inc. (c)(d)                                    1,709,622
                                                                                                            ---------------
                                                                                                                  3,566,521

                    Building Products - 0.4%  44,500    Masco Corp.                                               1,542,815
                                              29,000    York International Corp.                                  1,136,220
                                                                                                            ---------------
                                                                                                                  2,679,035

                    Capital Markets - 0.6%    62,400    Affiliated Managers Group (c)(d)                          3,870,672

                    Chemicals - 0.4%          21,700    The Dow Chemical Co.                                      1,081,745
                                              22,400    E.I. du Pont de Nemours & Co.                             1,147,776
                                                                                                            ---------------
                                                                                                                  2,229,521

                    Commercial Banks - 0.0%      500    U.S. Bancorp                                                 14,410

                    Commercial Services &     25,700    Cendant Corp.                                               527,878
                    Supplies - 0.1%


                    Communications           680,000    Avaya, Inc. (c)(d)                                        7,942,400
                    Equipment - 3.9%         396,000    Corning, Inc. (d)                                         4,407,480
                                           1,150,000    Foundry Networks, Inc. (d)                               11,385,000
                                             115,000    Polycom, Inc. (d)                                         1,949,250
                                                                                                            ---------------
                                                                                                                 25,684,130

                    Computers &              580,000    EMC Corp. (d)                                             7,145,600
                    Peripherals - 1.1%

                    Consumer Finance - 0.6%   51,000    Capital One Financial Corp. (c)                           3,813,270

                    Electric                  12,400    Exelon Corp.                                                569,036
                    Utilities - 0.2%           9,200    PPL Corp.                                                   496,708
                                                                                                            ---------------
                                                                                                                  1,065,744

                    Electrical                55,000    Roper Industries, Inc.                                    3,602,500
                    Equipment - 0.6%

                    Energy Equipment &        66,100    BJ Services Co. (c)                                       3,429,268
                    Services - 4.1%          153,400    Cooper Cameron Corp. (c)(d)                               8,776,014
                                              30,000    Halliburton Co.                                           1,297,500
                                              33,000    Maverick Tube Corp. (d)                                   1,072,830
                                              70,000    Nabors Industries Ltd. (d)                                4,139,800
                                             115,000    National Oilwell Varco, Inc. (d)                          5,370,500
                                              60,000    Noble Corp. (c)                                           3,372,600
                                                                                                            ---------------
                                                                                                                 27,458,512

                    Food & Staples            92,100    Wal-Mart Stores, Inc.                                     4,615,131
                    Retailing - 0.9%          24,800    Walgreen Co.                                              1,101,616
                                                                                                            ---------------
                                                                                                                  5,716,747

                    Food Products - 1.1%      68,900    Dean Foods Co. (d)                                        2,363,270
                                              76,300    General Mills, Inc. (c)                                   3,750,145
                                              10,400    Kellogg Co.                                                 450,008
                                               1,300    Ralcorp Holdings, Inc.                                       61,555
                                                                                                            ---------------
                                                                                                                  6,624,978

                    Health Care Equipment    115,700    Baxter International, Inc.                                3,931,486
                    & Supplies - 1.7%         41,400    Boston Scientific Corp. (d)                               1,212,606
                                             117,700    Medtronic, Inc.                                           5,996,815
                                                                                                            ---------------
                                                                                                                 11,140,907

                    Health Care Providers     62,400    Aetna, Inc. New Shares                                    4,676,880
                    & Services - 5.2%        120,000    Laboratory Corp. of America Holdings (c)(d)               5,784,000
                                              67,900    Quest Diagnostics                                         7,138,327
                                              86,700    UnitedHealth Group, Inc.                                  8,269,446
                                              60,600    WellPoint, Inc. (d)                                       7,596,210
                                                                                                            ---------------
                                                                                                                 33,464,863

                    Hotels, Restaurants       20,900    Carnival Corp.                                            1,082,829
                    & Leisure - 0.6%           9,900    Hilton Hotels Corp.                                         221,265
                                               5,500    Marriott International, Inc. Class A                        367,730
                                              26,100    McDonald's Corp.                                            812,754
                                              55,600    Ruby Tuesday, Inc.                                        1,350,524
                                               5,000    Starwood Hotels & Resorts Worldwide, Inc.                   300,150
                                                                                                            ---------------
                                                                                                                  4,135,252

                    Household Products - 1.4%  3,500    Clorox Co.                                                  220,465
                                              86,100    Colgate-Palmolive Co.                                     4,491,837
                                              23,400    Kimberly-Clark Corp.                                      1,538,082
                                              63,700    Procter & Gamble Co.                                      3,376,100
                                                                                                            ---------------
                                                                                                                  9,626,484

                    Industrial               150,300    Tyco International Ltd. (c)                               5,080,140
                    Conglomerates - 0.8%

                    Insurance - 4.3%         143,400    ACE Ltd.                                                  5,918,118
                                             291,200    Bristol West Holdings, Inc.                               4,513,600
                                                 500    Brown & Brown, Inc.                                          23,045
                                              12,200    Everest Re Group Ltd.                                     1,038,342
                                               4,000    Hilb Rogal & Hobbs Co.                                      143,200
                                              17,800    Montpelier Re Holdings Ltd.                                 625,670
                                             285,600    PXRE Group Ltd.                                           7,325,640
                                                 600    The Progressive Corp.                                        55,056
                                               1,900    Protective Life Corp.                                        74,670
                                             178,600    RenaissanceRe Holdings Ltd.                               8,340,620
                                                                                                            ---------------
                                                                                                                 28,057,961

                    Machinery - 1.0%         168,800    Dover Corp.                                               6,378,952

                    Media - 1.2%              51,200    Comcast Corp. Special Class A (d)                         1,710,080
                                              11,300    Interpublic Group of Cos., Inc. (d)                         138,764
                                               4,700    The McGraw-Hill Cos., Inc.                                  410,075
                                              67,600    News Corp. Class B (c)                                    1,190,436
                                               4,700    Omnicom Group                                               416,044
                                              54,700    Time Warner, Inc. (d)                                       959,985
                                              38,800    Viacom, Inc. Class B                                      1,351,404
                                              52,900    Walt Disney Co.                                           1,519,817
                                                                                                            ---------------
                                                                                                                  7,696,605

                    Metals & Mining - 1.1%     4,300    Freeport-McMoRan Copper & Gold, Inc. Class B                170,323
                                               9,800    Newmont Mining Corp.                                        414,050
                                             133,800    Peabody Energy Corp.                                      6,202,968
                                                                                                            ---------------
                                                                                                                  6,787,341

                    Multiline Retail - 0.3%    6,600    JC Penney Co., Inc.                                         342,672
                                              20,700    Target Corp.                                              1,035,414
                                                                                                            ---------------
                                                                                                                  1,378,086

                    Oil & Gas - 1.7%          40,400    ConocoPhillips                                            4,356,736
                                              96,000    Noble Energy, Inc.                                        6,529,920
                                                                                                            ---------------
                                                                                                                 10,886,656

                    Personal Products - 0.2%  20,800    The Gillette Co.                                          1,049,984

                    Pharmaceuticals - 2.0%    81,000    Abbott Laboratories                                       3,776,220
                                              70,700    Johnson & Johnson                                         4,748,212
                                              25,800    Merck & Co., Inc.                                           835,146
                                              79,200    Pfizer, Inc.                                              2,080,584
                                             122,200    Schering-Plough Corp.                                     2,217,930
                                                                                                            ---------------
                                                                                                                 13,658,092

                    Real Estate - 4.8%         1,800    AMB Property Corp.                                           68,040
                                             322,200    American Home Mortgage Investment Corp. (c)               9,227,808
                                               2,000    Equity Office Properties Trust                               60,260
                                             386,700    Friedman Billings Ramsey Group, Inc. Class A (c)          6,136,929
                                             242,700    New Century Financial Corp. (c)                          11,363,214
                                              78,300    The St. Joe Co. (c)                                       5,269,590
                                                                                                            ---------------
                                                                                                                 32,125,841

                    Semiconductors &         200,000    Genesis Microchip, Inc. (d)                               2,890,000
                    Semiconductor          1,049,700    Lattice Semiconductor Corp. (d)                           5,636,889
                    Equipment - 1.5%          39,800    Maxim Integrated Products, Inc.                           1,626,626
                                                                                                            ---------------
                                                                                                                 10,153,515

                    Software - 2.8%          230,000    Amdocs Ltd. (d)                                           6,532,000
                                             135,000    Check Point Software Technologies (d)                     2,934,900
                                             117,800    Computer Associates International, Inc. (c)               3,192,380
                                             400,000    Oracle Corp. (d)                                          4,992,000
                                                                                                            ---------------
                                                                                                                 17,651,280

                    Specialty Retail - 1.7%   24,700    Autozone, Inc. (d)                                        2,116,790
                                               7,700    Best Buy Co., Inc.                                          415,877
                                             118,900    The Gap, Inc.                                             2,596,776
                                              70,600    Home Depot, Inc.                                          2,699,744
                                              18,600    Lowe's Cos., Inc.                                         1,061,874
                                              12,800    Staples, Inc.                                               402,304
                                              28,200    Weight Watchers International, Inc. (d)                   1,212,036
                                                                                                            ---------------
                                                                                                                 10,505,401

                    Textiles, Apparel &      102,000    Liz Claiborne, Inc.                                       4,093,260
                    Luxury Goods - 0.6%

                    Thrifts & Mortgage        83,000    Accredited Home Lenders Holding Co. (d)                   3,007,090
                    Finance - 0.6%            10,500    Freddie Mac                                                 663,600
                                                                                                            ---------------
                                                                                                                  3,670,690

                    Tobacco - 0.2%            17,000    Altria Group, Inc.                                        1,111,630

                    Wireless                  78,000    Nextel Communications, Inc. Class A (d)                   2,216,760
                    Telecommunication
                    Services - 0.3%

                                                        Total Common Stocks in the United States                327,876,654

                                                        Total Common Stocks in North America - 54.0%            350,971,569


Pacific Basin/Asia

Australia - 0.0%    Commercial Banks - 0.0%    5,500    National Australia Bank Ltd.                                120,616

                                                        Total Common Stocks in Australia                            120,616


Hong Kong - 0.8%    Distributors - 0.2%      624,000    Li & Fung Ltd.                                            1,136,095

                    Diversified            2,800,000    China Telecom Corp., Ltd.                                   978,287
                    Telecommunication
                    Services - 0.1%

                    Industrial               320,000    Hutchison Whampoa Ltd.                                    2,718,175
                    Conglomerates - 0.4%

                    Real Estate - 0.1%     2,052,000    China Resources Land Ltd.                                   407,803
                                             378,600    Hopson Development Holdings Ltd.                            208,733
                                                                                                            ---------------
                                                                                                                    616,536

                                                        Total Common Stocks in Hong Kong                          5,449,093


India - 1.3%        Commercial Banks - 0.7%   36,800    HDFC Bank Ltd.                                              458,683
                                             433,900    ICICI Bank Ltd.                                           3,905,249
                                                                                                            ---------------
                                                                                                                  4,363,932

                    Insurance - 0.4%         200,000    Reliance Industries Ltd.                                  2,500,630

                    Wireless                 230,000    Bharti Tele-Ventures Ltd. (d)                             1,089,557
                    Telecommunication
                    Services - 0.2%

                                                        Total Common Stocks in India                              7,954,119


Indonesia - 0.9%    Commercial            15,486,600    Bank Central Asia Tbk PT                                  5,560,131
                    Banks - 0.9%

                                                        Total Common Stocks in Indonesia                          5,560,131


Japan - 6.1%        Auto Components - 0.8%   177,400    Toyota Industries Corp.                                   5,008,863

                    Building Products - 0.3%  80,000    Daikin Industries Ltd.                                    2,019,447

                    Capital Markets - 0.1%    27,000    Daiichi Commodities Co. Ltd.                                165,847
                                              42,000    Koyo Futures Co. Ltd.                                       246,990
                                              12,400    Nomura Holdings, Inc.                                       173,897
                                             115,300    Toyo Securities Co., Ltd.                                   516,349
                                                                                                            ---------------
                                                                                                                  1,103,083

                    Commercial Banks - 0.2%  195,000    The Bank of Yokohama Ltd.                                 1,192,315

                    Construction &           679,000    JGC Corp.                                                 7,427,356
                    Engineering - 1.1%

                    Consumer Finance - 0.4%   10,400    Aeon Credit Service Co., Ltd.                               703,964
                                              48,700    Credit Saison Co., Ltd.                                   1,757,498
                                                                                                            ---------------
                                                                                                                  2,461,462

                    Diversified Financial     52,000    ACE Koeki Co. Ltd.                                          306,769
                    Services - 0.0%           56,000    Gakken Credit Corp.                                         173,298
                                                                                                            ---------------
                                                                                                                    480,067

                    Electronic Equipment &    21,500    Murata Manufacturing Co., Ltd.                            1,155,806
                    Instruments - 0.2%

                    Food & Staples            60,000    Ito-Yokado Co., Ltd.                                      2,400,898
                    Retailing - 0.4%

                    Household                 11,300    Sony Corp.                                                  451,113
                    Durables - 0.1%

                    Machinery - 0.5%         380,000    Kubota Corp.                                              2,032,162
                                             270,000    Tadano Ltd.                                               1,373,224
                                                                                                            ---------------
                                                                                                                  3,405,386

                    Office                   104,000    Canon, Inc.                                               5,590,875
                    Electronics - 0.9%

                    Pharmaceuticals - 0.4%    16,800    Eisai Co., Ltd.                                             571,728
                                              21,000    Takeda Pharmaceutical Co., Ltd.                           1,003,272
                                              14,100    Yamanouchi Pharmaceutical Co., Ltd.                         478,525
                                                                                                            ---------------
                                                                                                                  2,053,525

                    Real Estate - 0.0%        21,900    Fuso Lexel, Inc.                                            181,818

                    Trading Companies &      330,000    Mitsubishi Corp.                                          4,285,434
                    Distributors - 0.7%

                                                        Total Common Stocks in Japan                             39,217,448


Philippines - 0.2%  Diversified               22,000    Philippine Long Distance Telephone Co. (a)                  554,620
                    Telecommunication         22,000    Philippine Long Distance Telephone Co.                      554,756
                    Services - 0.2%                                                                         ---------------
                                                                                                                  1,109,376

                                                        Total Common Stocks in the Philippines                    1,109,376


Singapore - 0.6%    Industrial               580,000    Keppel Corp. Ltd.                                         3,833,141
                    Conglomerates - 0.6%

                                                        Total Common Stocks in Singapore                          3,833,141


South               Automobiles - 0.5%        64,500    Hyundai Motor Co.                                         3,493,353
Korea - 10.4%
                    Chemicals - 0.1%          50,600    SODIFF Advanced Materials Co. Ltd.                          969,148

                    Commercial Banks - 2.6%  634,600    Daegu Bank                                                4,680,605
                                             187,500    Hana Bank                                                 5,169,867
                                             287,000    Industrial Bank of Korea                                  2,484,225
                                             586,100    Pusan Bank                                                4,640,319
                                                                                                            ---------------
                                                                                                                 16,975,016

                    Communications           119,000    KH Vatec Co., Ltd.                                        2,630,773
                    Equipment - 0.4%

                    Electric                  58,900    Korea Electric Power Corp.                                1,513,826
                    Utilities - 0.2%

                    Electronic Equipment &    19,500    Ace Digitech Co. Ltd. (d)                                   230,428
                    Instruments - 2.9%     1,438,775    Fine DNC Co., Ltd. (f)                                    5,808,938
                                             152,900    Interflex Co., Ltd.                                       2,574,682
                                             372,360    Power Logics Co., Ltd.                                    5,023,468
                                              16,800    Samsung SDI Co., Ltd.                                     1,728,804
                                             117,100    You Eal Electronics Co., Ltd.                             3,113,442
                                                                                                            ---------------
                                                                                                                 18,479,762

                    Insurance - 2.1%          62,500    Dongbu Insurance Co. Ltd.                                   510,832
                                           1,080,490    Korean Reinsurance Co.                                    5,883,909
                                             350,500    Oriental Fire & Marine Insurance Co., Ltd.                6,833,973
                                                                                                            ---------------
                                                                                                                 13,228,714

                    Machinery - 0.0%          24,200    TK Corp.                                                    224,008

                    Media - 0.0%              64,600    Osung LST Co. Ltd.                                          314,889

                    Metals & Mining - 0.2%    63,700    Dongkuk Steel Mill Co. Ltd.                               1,204,372

                    Semiconductors &           2,300    Samsung Electronics Co., Ltd.                             1,136,977
                    Semiconductor            316,000    Seoul Semiconductor Co., Ltd.                             7,623,831
                    Equipment - 1.4%                                                                        ---------------
                                                                                                                  8,760,808

                                                        Total Common Stocks in South Korea                       67,794,669


Taiwan - 0.3%       Machinery - 0.3%       1,014,568    Ichia Technologies, Inc.                                  1,355,720
                                           1,318,000    Yungtay Engineering Co., Ltd.                               715,349
                                                                                                            ---------------
                                                                                                                  2,071,069

                                                        Total Common Stocks in Taiwan                             2,071,069


Thailand - 0.1%     Software - 0.1%          300,000    Total Access Communication Public Co. Ltd. (d)              864,000

                                                        Total Common Stocks in Thailand                             864,000

                                                        Total Common Stocks in Pacific Basin/Asia - 20.7%       133,973,662

                                                        Total Investments in Common Stocks
                                                        (Cost $544,963,740) - 98.9%                             643,612,560

                                  Beneficial Interest   Short-Term Securities
                                      $    9,619,101    Merrill Lynch Liquidity Series, LLC Cash
                                                        Sweep Series I (e)                                        9,619,101
                                           61,962,615   Merrill Lynch Liquidity Series, LLC Money Market
                                                        Series (b)(e)                                            61,962,615

                                                        Total Investments in Short-Term Securities
                                                        (Cost - $71,581,716) - 11.0%                             71,581,716

                    Total Investments  (Cost - $616,545,456*) - 109.9%                                          715,194,276
                    Liabilities in Excess of Other Assets - (9.9%)                                             (64,499,117)
                                                                                                            ---------------
                    Net Assets - 100.0%                                                                     $   650,695,159
                                                                                                            ===============

  + For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
    This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

  * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $    620,148,210
                                                   ================
    Gross unrealized appreciation                  $    121,991,742
    Gross unrealized depreciation                      (26,945,676)
                                                   ----------------
    Net unrealized appreciation                    $     95,046,066
                                                   ================

(a) Depositary Receipts.

(b) Security was purchased with the cash proceeds from securities loans.

(c) Security, or a portion of security, is on loan.

(d) Non-income producing security.

(e) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                    Net            Interest
    Affiliate                                     Activity          Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I                $  (1,789,217)      $ 76,384
    Merrill Lynch Liquidity Series,
       LLC Money Market Series                $  (1,409,459)      $ 23,499

(f) Investments in companies 5% or more of whose outstanding securities are held by the
    Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the
    Investment Company Act of 1940) were as follows:

                        Net Share    Purchase    Sales    Realized    Dividend
    Affiliate            Activity      Cost       Cost      Loss       Income


    Fine DNC Co., Ltd.   516,575     $981,631      -         -        $36,968


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Global Value Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Global Value Fund, Inc.


Date: May 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Global Value Fund, Inc.


Date: May 23, 2005


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Global Value Fund, Inc.


Date: May 23, 2005